14. Shareholders’ Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders’ Equity

(14)	Shareholders’ Equity

Shareholders’ equity at December 31, 2012 was $97.7 million compared to $103.0 million at December 31, 2011. This decrease was primarily attributable to the Company’s repurchase and retirement of a portion of its preferred shares.  The Company purchased 12,530 shares of the Company’s 25,054 outstanding shares of preferred stock from the UST, which was issued to the UST in connection with the Company’s participation in the CPP under TARP in 2008.  The shares were purchased for $933.36 per share, for a total purchase price of $11,778,576, including $83,575 accrued and unpaid dividends on the preferred stock.  The Company retired the 12,530 shares purchased.  The $834,999 difference between the $12,530,000 face value of the preferred stock retired and the $11,695,001 purchase price of the preferred stock retired was credited to retained earnings effective June 30, 2012.  Remaining preferred shares are redeemable at any time at par.  The Company expects to be able to repurchase the shares from future earnings, however, there are no immediate plans to repurchase these shares.

During the third quarter of 2012, the Company completed its repurchase of the Warrant to purchase 357,234 shares of the Company's common stock that was issued to the UST on December 23, 2008 as part of the CPP under TARP.  The Company repurchased the Warrant for a total price of $425,000.

Common stock at December 31, 2012 was $48.1 million compared to $48.3 million at December 31, 2011.  This decrease is due to the Company’s repurchase of the Warrant associated with the preferred stock that was issued to the UST, which was partially offset by stock options exercised during 2012.

The Board of Directors, at its discretion, can issue shares of preferred stock up to a maximum of 5,000,000 shares. The Board of Directors is authorized to determine the number of shares, voting powers, designations, preferences, limitations and relative rights.